Related party transactions (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended					27 Months Ended	87 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015	Dec. 31, 2012
Amount incurred or disbursed by the Company
Payment							¥ 3,487
Yahoo | TIPLA royalty fee
Amount incurred or disbursed by the Company
Fee				¥ 448		¥ 748	592
Fee, as a percentage of revenues								1.50%	2.00%
Yahoo | Purchase of patents
Amount incurred or disbursed by the Company
Purchases			$ 24	¥ 144	$ 70	¥ 430
Yahoo | TIPLA amendment payment
Amount incurred or disbursed by the Company
Payment	$ 550	¥ 3,487					¥ 3,487